Equity Incentive Plan - Summary of Stock Option Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shares
Exercised (in shares)	(11,585)	(5,078)	(5,120)
Stock Options and Stock Appreciation Rights
Shares
Option outstanding at beginning of year (in shares)	285,780	183,747	49,895
Granted (in shares)	21,666	112,333	140,997
Exercised (in shares)	(22,460)	(5,078)	(5,545)
Forfeited or expired (in shares)	(7,166)	(5,222)	(1,600)
Option outstanding at end of year (in shares)	277,820	285,780	183,747
Options exercisable at year end (in shares)	94,951	42,256	13,553
Weighted Average Exercise Price
Outstanding weighted-average exercise price at beginning of year (in dollars per share)	$ 39.31	$ 38.09	$ 30.19
Granted weighted-average exercise price (in dollars per shares)	46.59	40.87	40.36
Exercised weighted-average exercise price (in dollars per shares)	37.07	29.65	27.38
Forfeited or expired weighted-average exercise price (in dollars per shares)	37.53	39.22	28.44
Outstanding weighted-average exercise price at end of year (in dollars per shares)	40.11	39.31	38.09
Options exercisable weighted-average exercise price at year end (in dollars per shares)	$ 39.14	$ 36.66	$ 29.29